Schedule 1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 26, 2016	Aug. 28, 2015	Jun. 27, 2015	Mar. 28, 2015	Jun. 28, 2014	Jun. 29, 2013	Jun. 30, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000		0
Common stock, shares issued	99,731,319		0
Common stock, shares outstanding	99,731,319		0
Common Stock Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	0		250,000,000		250,000,000
Common stock, shares issued	0		86,860,562		86,860,562
Common stock, shares outstanding	0		86,860,562	86,860,562	86,860,562	86,860,562	86,860,562
Common Stock Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	0		25,000,000		25,000,000
Common stock, shares issued	0		18,388		13,538
Common stock, shares outstanding	0		18,388	13,538	13,538	5,099	3,886
Parent Company [Member] | Common Stock Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value			$ 0.01		$ 0.01
Common stock, shares authorized			250,000,000		250,000,000
Common stock, shares issued			86,860,562		86,860,562
Common stock, shares outstanding			86,860,562		86,860,562
Parent Company [Member] | Common Stock Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value			$ 0.01		$ 0.01
Common stock, shares authorized			25,000,000		25,000,000
Common stock, shares issued			18,388		13,538
Common stock, shares outstanding			18,388		13,538